Intangible Assets	6 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets

Note 6. Intangible Assets

As of June 30, 2022	Gamma Linolenic Acid (“GLA”) assets and licensing rights to Arachidonic Acid (“ARA”)	SPC® technology	Total Intangible Assets
Cost	3,000,000	1,598,930	4,598,930
Accumulated Amortization	—	—	—
Net book amount	$3,000,000	$1,598,930	$4,598,930

Six months ended December 31, 2022
Opening net book amount	3,000,000	1,598,930	4,598,930
Additions	45,456	20,948	66,404
Amortization	—	—	—
Closing net book amount	$3,045,456	$1,619,878	$4,665,334

As of December 31, 2022
Cost	3,045,456	1,619,878	4,665,334
Accumulated Amortization	—	—	—
Net book amount	$3,045,456	$1,619,878	$4,665,334